Transamerica Investors, Inc.
Transamerica Premier Funds
Supplement dated September 30, 2008 to the Prospectuses dated May 1, 2008
Effective October 1, 2008, the following replaces the portfolio manager information under the section entitled “Additional Information — Management — Portfolio Manager(s)” of the Prospectus(es) for each fund listed below:
Transamerica Premier Balanced Fund (the “Fund”)
Portfolio Managers:
Gary U. Rollé, CFA
Portfolio Manager (co-lead)
Gary U. Rollé is Principal, Managing Director, Chief Executive Officer and Chief Investment Officer of TIM. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rollé joined Transamerica in 1967. From 1980 to 1983 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rollé has 41 years of investment experience.
Greg D. Haendel, CFA
Portfolio Manager (co-lead)
Greg D. Haendel is Portfolio Manager at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
Derek S. Brown, CFA
Portfolio Manager (co)
Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He also manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.
Geoffrey I. Edelstein, CFA, CIC
Portfolio Manager (co)
Geoffrey I. Edelstein is Principal, Managing Director and Portfolio Manager at TIM. He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline. Mr. Edelstein’s analytical responsibilities include the Consumer Staples sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned a B.A. from University of Michigan and a J.D. from Northwestern University School of Law. He was a member of the AIMR Blue Ribbon Task Force on Soft Dollars, 1997 and has earned the right to use the Chartered Financial Analyst designation. He is a member of the Board of Directors of Hollygrove Home for Children in Los Angeles, California and is also member of the Board of Governors’ of the Investment Adviser Association and the Board of Directors of EMQ Children and Family Services. Mr. Edelstein has 17 years of investment experience.

Edward S. Han
Portfolio Manager (co)
Edward S. Han is Principal and Portfolio Manager at TIM. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. Prior to joining TIM in 1998, he was a Vice President of Corporate Banking at Bank of America. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 14 years of investment experience.
John J. Huber, CFA
Portfolio Manager (co)
John J. Huber is Principal and Portfolio Manager at TIM. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber’s analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has 10 years of investment experience.
Peter O. Lopez
Portfolio Manager (co)
Peter O. Lopez is Principal and Director of Research at TIM. He also co-manages sub-advised funds and institutional accounts in the large growth equity and convertible securities disciplines. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez has 17 years of investment experience.
Erik U. Rollé
Portfolio Manager (co)
Erik U. Rollé is a Securities Analyst at TIM. Mr. Rollé also co-manages sub-advised funds and institutional separate accounts in the growth equity discipline. Prior to joining TIM in 2005, Mr. Rollé worked as a Research Associate at Bradford & Marzec where his primary responsibilities were within trading and credit research. He received a B.S. in Finance and a B.S. in Journalism from the University of Colorado at Boulder. Mr. Rollé has 6 years of investment experience.
Brian W. Westhoff, CFA
Portfolio Manager (co)
Brian W. Westhoff is Portfolio Manager at TIM. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
TIM, through its parent company, has provided investment advisory services to various clients since 1967.
The SAI provides additional information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund.

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Transamerica Premier High Yield Bond Fund (the “Fund”)
Portfolio Managers:
Brian W. Westhoff, CFA
Portfolio Manager (co-lead)
Brian W. Westhoff is Portfolio Manager at TIM. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
Kirk J. Kim
Portfolio Manager (co-lead)
Kirk J. Kim is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the Convertible Securities discipline. He is also a member of the Mid Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a Securities Analyst for The Franklin Templeton Group. Mr. Kim holds a B.S. in Finance from the University of Southern California and has 13 years of investment experience.
Peter O. Lopez
Portfolio Manager (co-lead)
Peter O. Lopez is Principal and Director of Research at TIM. He also co-manages sub-advised funds and institutional accounts in the large growth equity and convertible securities disciplines. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez has 17 years of investment experience.
Derek S. Brown, CFA
Portfolio Manager (co)
Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He also manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.
Greg D. Haendel, CFA
Portfolio Manager (co)
Greg D. Haendel is Portfolio Manager at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience
TIM, through its parent company, has provided investment advisory services to various clients since 1967.
The SAI provides additional information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund.

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Transamerica Premier Institutional Small Cap Value Fund (the “Fund”)
Portfolio Managers:
Jeffrey J. Hoo, CFA
Portfolio Manager (co-lead)
Jeffrey J. Hoo is Principal and Portfolio Manager at TIM. He also manages sub-advised funds and institutional separate accounts in the Microcap Equity discipline. Mr. Hoo’s analytical responsibilities include the Healthcare sector and industries within the Consumer Discretionary sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Hoo worked at Sony Pictures Entertainment and KPMG Peat Marwick. He is also a past Vice President and board member of the Asian Professional Exchange of Los Angeles. Mr. Hoo earned a B.A. from Duke University and an M.B.A. from University of California, Los Angeles. He has earned the right to use the Chartered Financial Analyst designation. Mr. Hoo has 11 years of investment experience.
Joshua D. Shaskan, CFA
Portfolio Manager (co-lead)
Joshua D. Shaskan is Principal and Portfolio Manager at TIM. He also manages sub-advised funds and institutional separate accounts in the Small and Small/Mid (SMID) Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Shaskan served as an Investment Specialist for three years at Wells Fargo Securities and was also previously a Financial Advisor at Prudential Securities. He earned a B.A. from University of California, Davis and an M.B.A from University California, Los Angeles. Mr. Shaskan has earned the right to use the Chartered Financial Analyst designation and has 16 years of investment experience.
John D. Lawrence, CFA
Portfolio Manager (co)
John D. Lawrence is Portfolio Manager at TIM. He also has portfolio management responsibilities on sub-advised funds and institutional separate accounts in the Growth Equity discipline. Mr. Lawrence’s analyst responsibilities include covering the Energy, Consumer Discretionary and the Utilities sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Lawrence was a Research Associate at Credit Suisse First Boston and an Assistant Vice President at Sanders Morris Harris. He earned a B.A. from Rice University and an M.B.A. from University of California, Los Angeles. Mr. Lawrence has earned the right to use the Chartered Financial Analyst designation and has 8 years of investment experience.
Scott L. Dinsdale, CFA
Portfolio Manager (co)
Scott L. Dinsdale is a Senior Securities Analyst at TIM. He re-joined TIM in 2005 after previously serving as a Fixed Income Analyst from 1999-2000. Mr. Dinsdale was a Portfolio Manager and Analyst in the High Yield and Convertible Securities group at Pacific Life Insurance Co. as well as previously working as a Director at Standard and Poor’s Ratings Group. He holds an M.B.A. in Finance and International Business from the Stern School of Business at New York University and received a B.A. in Business Administration from San Diego State University. Mr. Dinsdale has earned the right to use the Chartered Financial Analyst designation and has 20 years of investment experience.
TIM, through its parent company, has provided investment advisory services to various clients since 1967.
The SAI provides additional information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund.

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Transamerica Premier Institutional Bond Fund (the “Fund”)
Portfolio Managers:
Greg D. Haendel, CFA
Portfolio Manager (lead)
Greg D. Haendel is Portfolio Manager at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.
Derek S. Brown, CFA
Portfolio Manager (co)
Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He also manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.
TIM, through its parent company, has provided investment advisory services to various clients since 1967.
The SAI provides additional information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund.
Investors should retain this Supplement for future reference.

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